Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2022
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2022	December 31, 2021
Cost:
Beginning balance	488,049	307,870
- Additions	71,224	197,306
- Vessel contributed to United Maritime Corporation	(17,948)	-
- Transfer to “Assets held for Sale”	(29,809)	-
- Disposals	-	(17,127)
Ending balance	511,516	488,049

Accumulated depreciation:
Beginning balance	(61,987)	(51,133)
- Depreciation for the period	(23,294)	(17,076)
- Vessel contributed to United Maritime Corporation	5,046	-
- Transfer to “Asset held for Sale”	2,852	-
- Disposals	-	6,222
Ending balance	(77,383)	(61,987)

Net book value	434,133	426,062